Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	₩ 85,003,616	₩ 76,009,201	₩ 57,466,678
Profit before income tax expense	4,047,491	9,389,809	1,972,764
Assets	99,021,750	92,298,890
Liabilities	40,829,853	37,584,924
Interest income	247,005	292,243	372,174
Interest expenses	(607,458)	(439,826)	(638,797)
Depreciation and amortization	(3,687,621)	(3,579,446)	(3,621,740)
Share of profit of equity-accounted investees, net	676,260	649,569	133,297
Income tax expense	(461,534)	(2,213,827)	(224,272)
Impairment loss on property, plant and equipment and others	(583,845)	(535,848)	(229,846)
Other significant items	(4,417,193)	(5,827,135)	(4,209,184)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(68,771)	(62,500)	(74,685)
Assets	2,366,408	2,411,729
Liabilities	215,760	236,833
Interest expenses	0	605	806
Depreciation and amortization	(95,195)	(88,927)	(102,385)
Income tax expense	25,803	25,719	27,655
Impairment loss on property, plant and equipment and others			(761)
Other significant items	(69,392)	(62,603)	(74,685)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	453,883	2,220,183	236,934
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	253,412	(323,144)	(326,118)
Profit before income tax expense	33,125	(26,264)	(52,322)
Assets	614,969	827,276
Liabilities	680,473	918,253
Income tax expense	(7,651)	6,356	12,662
Other significant items	(7,651)	6,356	12,662
Total Assets [Member]
Disclosure of operating segments [line items]
Assets	99,021,750	92,298,890
Total Liabilities [Member]
Disclosure of operating segments [line items]
Liabilities	40,829,853	37,584,924
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	141,108,702	123,039,762	89,748,804
Profit before income tax expense	1,690,991	7,437,950	1,312,569
Assets	155,401,722	117,387,205	101,272,738
Liabilities	50,114,430	46,593,859	38,937,462
Interest income	280,741	318,241	404,942
Interest expenses	(715,683)	(514,474)	(725,487)
Depreciation and amortization	(3,758,804)	(3,685,343)	(3,661,357)
Share of profit of equity-accounted investees, net	(310,388)	(389,336)	(609,003)
Income tax expense	(2,740,420)	(2,330,427)	(300,378)
Impairment loss on property, plant and equipment and others	(259,316)	(352,586)	(78,257)
Other significant items	(7,503,870)	(6,953,925)	(4,969,540)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	(46,559,264)	(15,532,200)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(56,358,498)	(46,707,417)	(31,956,008)
Profit before income tax expense	1,938,263	(179,560)	550,268
Assets	(12,802,085)	(12,795,120)
Liabilities	(10,180,810)	(10,164,021)
Interest income	(33,736)	(25,998)	(32,768)
Interest expenses	108,225	74,043	85,884
Depreciation and amortization	166,378	194,824	142,002
Share of profit of equity-accounted investees, net	986,648	1,038,905	742,300
Income tax expense	2,260,734	84,525	35,789
Impairment loss on property, plant and equipment and others	(324,529)	(183,262)	(150,828)
Other significant items	₩ 3,163,720	₩ 1,183,037	₩ 822,379